Share-based Payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payments [Abstract]
Share-based compensation	Share-based compensation
Employee Stock Option Plans
Under the Employee Stock Option Plans (“ESOP”), stock options of the Company are granted to executives and certain employees of the Group. For options granted prior to January 1, 2016, the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world. The value of the discount is included in the grant date fair value of the award. For options granted thereafter and through December 31, 2018 under these ESOP plans, the exercise price of the options is equal to the fair value of the shares on grant date for all employees. Generally, the first vesting period (13.5% – 25% of the initial grant) is up to one year from the grant date and subsequently vests at a rate of 6.25% each quarter until fully vested. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these awards to be USD-denominated. The options are generally granted with a term of five years.
During 2019 and 2020, the Company implemented new Employee Stock Option Plans and Director Stock Option Plans (together, the “2019 and 2020 Stock Option Plans”), under which stock options of the Company are granted to executives and employees of the Group and to members of the Company’s Board of Directors, respectively. For options granted under the 2019 and 2020 Stock Option Plans, the exercise price is equal to the fair value of the ordinary shares on grant date or equal to 150% of the fair value of the ordinary shares on grant date. The exercise price is included in the grant date fair value of the award. The options granted to participants under the 2019 and 2020 Stock Option Plans have a first vesting period of three or eight months from date of grant and vest monthly or annually thereafter until fully vested. The options are granted with a term of five years.
Restricted Stock Unit Program
During 2019 and 2020, the Company implemented new restricted stock unit (“RSU”) programs for employees and for members of its Board of Directors (together, the “2019 and 2020 RSU Plans”). Both are accounted for as equity-settled share-based compensation transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to participants under the 2020 RSU Plans have a first vesting period of three or eight months from date of grant and vest monthly or annually thereafter until fully vested four years from date of grant. The valuation of the RSUs was consistent with the fair value of the ordinary shares.
Restricted Stock Awards and Other
In connection with an acquisition during 2017, the Group issued 61,880 restricted stock awards (“RSAs”) to certain employees of the aquiree. Vesting of the RSAs is contingent on continued employment of these employees. The awards are accounted for as equity-settled share-based compensation transactions. The RSAs vest over a two- and three-year period from the acquisition date. The valuation of the RSAs was consistent with the fair value of the ordinary shares. As of December 31, 2020, there are no longer any RSAs outstanding.
In connection with the acquisition of Anchor during 2019 and The Ringer during 2020, the Company granted 162,320 and 34,450 equity instruments to certain employees of Anchor and The Ringer, respectively. Each instrument effectively represents one ordinary share of the Company, which will be issued to the holder upon vesting. The instruments vest annually over a four-year and five-year period, respectively, from the acquisition date, and vesting of the instruments is contingent on continued employment. The instruments are accounted for as equity-settled share-based compensation transactions and are measured based on the fair market value of the underlying ordinary shares on the date of grant. The grant date fair value of each equity instrument granted to certain employees of Anchor and The Ringer was US$145.21 and US$145.14, respectively.
Activity in the RSUs, RSAs, and other contingently issuable shares outstanding and related information is as follows:

	RSUs		RSAs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$		US$
Outstanding at January 1, 2018	195,937	42.46	61,880	90.65	—	—
Granted	14,383	168.24	—	—	—	—
Forfeited	(15,991)	34.93	—	—	—	—
Released	(93,946)	40.12	—	—	—	—
Outstanding at December 31, 2018	100,383	63.87	61,880	90.65	—	—
Granted	715,224	137.15	—	—	162,320	145.21
Forfeited	(48,754)	118.96	—	—	—	—
Released	(128,503)	98.52	(20,600)	90.65	—	—
Outstanding at December 31, 2019	638,350	134.79	41,280	90.65	162,320	145.21
Granted	1,127,149	161.50	—	—	34,450	145.14
Forfeited	(91,613)	143.13	—	—	—	—
Released	(353,693)	138.66	(41,280)	90.65	(40,580)	145.21
Outstanding at December 31, 2020	1,320,193	155.98	—	—	156,190	145.19
In the table above, the number of RSUs released include ordinary shares that the Group has withheld for settlement of employees’ tax obligations due upon the vesting of RSUs.
Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2018	14,646,720	48.73
Granted	3,578,000	142.20
Forfeited	(1,220,508)	62.82
Exercised	(4,736,555)	40.97
Expired	(24,131)	54.98
Outstanding at December 31, 2018	12,243,526	77.63
Granted	4,152,565	147.11
Forfeited	(719,860)	105.01
Exercised	(3,478,660)	49.41
Expired	(43,799)	117.79
Outstanding at December 31, 2019	12,153,772	107.68
Granted	2,356,040	180.12
Forfeited	(855,051)	131.30
Exercised	(4,556,908)	78.87
Expired	(56,565)	146.69
Outstanding at December 31, 2020	9,041,288	138.60
Exercisable at December 31, 2018	5,162,876	58.25
Exercisable at December 31, 2019	5,553,650	84.18
Exercisable at December 31, 2020	4,022,751	113.91
The weighted-average contractual life for the stock options outstanding at December 31, 2020, 2019, and 2018 is 2.9 years, 2.9 years, and 2.9 years, respectively. The weighted-average share price at exercise for options exercised during
2020, 2019, and 2018 was US$198.10, US$141.82, and US$152.33, respectively. The weighted-average fair value of options granted during the year ended at December 31, 2020, 2019, and 2018 was US$36.82 per option, US$34.63 per option, and US$39.23 per option, and, respectively.
The stock options outstanding December 31, 2020, 2019, and 2018 are comprised of the following:

			2020		2019		2018
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
1.65	to	45.00	195,207	0.3	2,130,161	0.9	4,753,052	1.8
45.01	to	90.00	1,243,833	1.2	2,482,270	2.2	3,337,414	3.2
90.01	to	135.00	2,234,257	2.7	2,946,838	3.4	2,695,890	3.9
135.01	to	180.00	3,671,417	3.5	3,318,423	4.1	749,360	4.3
180.01	to	437.63	1,696,574	3.6	1,276,080	3.7	707,810	4.2
			9,041,288	2.9	12,153,772	2.9	12,243,526	2.9
In determining the fair value of the employee share-based awards, the Group uses the Black-Scholes option-pricing model. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model. The expected volatility is based on the historical volatility of public companies that are comparable to the Group over the expected term of the award. The risk-free rate is based on U.S. Treasury zero-coupon rates as the exercise price is based on a fixed USD amount. The expected life of the stock options is based on historical data and current expectations.
The following table lists the inputs to the Black-Scholes option-pricing models used for employee share-based compensation for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
Expected volatility (%)	30.0 – 42.8	30.1 – 35.2	32.0 – 34.7
Risk-free interest rate (%)	0.1 – 1.7	1.4 – 2.6	2.4 – 2.9
Expected life of stock options (years)	2.6 – 4.8	2.5 – 4.8	2.4 – 4.4
Weighted-average share price (US$)	162.82	136.09	142.20
Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of share-based compensation awards.
The sensitivity analysis below shows the impact of increasing and decreasing expected volatility by 10% as well as the impact of increasing and decreasing the expected life by one year. This analysis was performed on stock options granted in 2020. The following table shows the impact of these changes on stock option expense for the options granted in 2020:

2020
(in € millions)
Actual stock option expense	30
Stock option expense increase (decrease) under the following assumption changes
Volatility decreased by 10%	(9)
Volatility increase by 10%	9
Expected life decrease by 1 year	(6)
Expected life increase by 1 year	5
The expense recognized in the consolidated statement of operations for employee share-based compensation is as follows:

	2020	2019	2018
	(in € millions)
Cost of revenue	8	4	3
Research and development	84	61	40
Sales and marketing	34	27	19
General and administrative	50	30	26
	176	122	88